UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23318

 NAME OF REGISTRANT:                     Tortoise Tax-Advantaged Social
                                         Infrastructure Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 5100 W. 115th Place
                                         Leawood, KS 66211

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeremy Goff
                                         5100 W. 115th Place
                                         Leawood, KS 66211

 REGISTRANT'S TELEPHONE NUMBER:          913-981-1020

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Tortoise Tax Advantaged Social Infrastructure Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Jennifer J. McPeek                                        Mgmt          For                            For
       C. David Myers                                            Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       P. Kelly Tompkins                                         Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.
By (Signature)       /s/ Jeremy Goff
Name                 Jeremy Goff
Title                President
Date                 08/28/2020